Property, Plant and Equipment, Net and Right-of-Use Assets - Summary of Corporation Recognized Assets And Liabilities For Right-Of-Use (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Addition of liabilities for right-of-use	S/ 12,075	S/ 101,745	S/ 0
Depreciation charge	(17,531)	(29,396)
Disposals, net	(21,541)
Translations adjustments	934	271
Net final carrying amount	64,518	90,581
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	109,517	119,977
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	(44,999)	(29,396)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Addition of liabilities for right-of-use	6,681	80,279
Depreciation charge	(13,211)	(13,568)
Disposals, net	(10,463)
Translations adjustments	880	271
Net final carrying amount	50,869	66,982
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	75,849	80,550
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	(24,980)	(13,568)
Machinery And Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Addition of liabilities for right-of-use	876	18,597
Depreciation charge	(5,834)	(6,899)
Net final carrying amount	6,740	11,698
Machinery And Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	19,344	18,597
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	(12,604)	(6,899)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Addition of liabilities for right-of-use	4,518	20,830
Depreciation charge	(1,514)	(8,929)
Disposals, net	(11,078)
Translations adjustments	54
Net final carrying amount	6,909	11,901
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	14,324	20,830
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net final carrying amount	S/ (7,415)	S/ (8,929)